    As filed with the Securities and Exchange Commission on January 18, 1996


                                                      Registration Nos. 33-34423
                                                                       811-06087

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                   FORM N-1A



                       REGISTRATION STATEMENT UNDER THE


                  SECURITIES ACT OF 1933                        /x/


                  Pre-Effective Amendment No.                   / /


                  Post-Effective Amendment No. 16               /x/


                               -----------------

                                      AND


                       REGISTRATION STATEMENT UNDER THE

                  INVESTMENT COMPANY ACT OF 1940                /x/




                  Amendment No. 18                              /x/



                               -----------------

                       SALOMON BROTHERS SERIES FUNDS INC

              (Exact Name of Registrant as Specified in Charter)


                             7 World Trade Center
                           New York, New York  10048



              (Address of Principal Executive Offices, Zip Code)



       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 725-6666




Lawrence H. Kaplan                      (Name and Address of Agent for Service)
Salomon Brothers Asset Management Inc                with copies to:
7 World Trade Center                              Gary S. Schpero, Esq.
New York, New York 10048                       Simpson Thacher & Bartlett
                                                  425 Lexington Avenue
                                                New York, New York 10017



--------------------------------------------------------------------------------



It is proposed that this filing will become effective (check appropriate box):


/X /     immediately upon filing pursuant to paragraph (b)



/  /     on (date)      pursuant to paragraph (b)



/  /     60 days after filing pursuant to paragraph (a)(1)



/  /     on (date)      pursuant to paragraph (a)(1)


/  /     75 days after filing pursuant to paragraph (a)(2)


/  /     on (date)      pursuant to paragraph (a)(2) of Rule 485



If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



The Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1994 on February 28, 1995 and will file its Rule 24f-2 Notice for the fiscal year ended December 31, 1995 on or before February 29, 1996.

                      SALOMON BROTHERS SERIES FUNDS INC




                                  Form N-1A





                            CROSS REFERENCE SHEET







N-1A Item No.                                                                 Location
-------------                                                                 --------
Part A
------
Prospectus Caption
------------------

Item 1.         Cover Page..................................................  Cover Page

Item 2.         Synopsis....................................................  Summary; Expense Information

Item 3.         Condensed Financial
                Information.................................................  Financial Highlights; Performance
                                                                              Information

Item 4.         General Description of
                Registrant..................................................  Investment Objectives and Policies; Additional
                                                                              Investment Activities and Risk Factors; Investment
                                                                              Limitations; Capital Stock

Item 5.         Management of the Fund......................................  Summary; Expense Information;
                                                                              Management; Purchase of Shares; Back Cover

Item 5A.        Management's Discussion of
                Performance.................................................  Not Applicable

Item 6.         Capital Stock and Other
                Securities..................................................  Multiple Pricing System; Dividends and
                                                                              Distributions; Taxation; Account Services;
                                                                              Capital Stock

Item 7.         Purchase of Securities
                Being Offered...............................................  Multiple Pricing System; Purchase of Shares;
                                                                              Determination of Net Asset Value; Dividends and

                                                                              Distributions; Shareholder Services

Item 8.         Redemption or Repurchase....................................  Multiple Pricing System;
                                                                              Redemption of Shares

Item 9.         Pending Legal Proceedings...................................  Not Applicable

                ............................................................  Statement of Additional

Part B          ............................................................  Information Caption
------

Item 10.        Cover Page..................................................  Cover Page

Item 11.        Table of Contents...........................................  Table of Contents

Item 12.        General Information and
                History.....................................................  Not applicable

Item 13.        Investment Objectives and
                Policies....................................................  Additional Information on Portfolio Instruments and
                                                                              Investment Policies; Investment Restrictions

Item 14.        Management of the Fund......................................  Management

Item 15.        Control Persons and Principal
                Holders of Securities.......................................  Management; Capital Stock

Item 16.        Investment Advisory and
                Other Services..............................................  Management; Custodian and Transfer Agent;
                                                                              Independent Accountants

Item 17.        Brokerage Allocation and
                Other Practices.............................................  Portfolio Transactions

Item 18.        Capital Stock and Other
                Securities..................................................  Capital Stock

Item 19.        Purchase, Redemption and
                Pricing of Securities
                Being Offered...............................................  Management; Net Asset Value; Additional
                                                                              Purchase Information; Additional Redemption
                                                                              Information

Item 20.        Tax Status..................................................  Additional Information Concerning Taxes

Item 21.        Underwriters................................................  Management; Additional Purchase
                                                                              Information

Item 22.        Calculation of Performance
                Data........................................................  Performance Data

Item 23.        Financial Statements........................................  Financial Statements



Part C



                Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                               EXPLANATORY NOTE




      The Prospectus (including Supplements dated October 25, 1995 and January 5, 1996) and Statement of Additional Information for Salomon Brothers Investment Series (Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Bond Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Total Return Fund and Salomon Brothers Investors Fund Inc) are incorporated by reference to Post-Effective Amendment No. 15, as filed with the Securities and Exchange Commission on September 6, 1995. The Prospectuses and Statements of Additional Information for Salomon Brothers New York Municipal Money Market Fund and Salomon Brothers U.S. Treasury Securities Money Market Fund are incorporated by reference to Post-Effective Amendment No. 13, as filed with the Securities and Exchange Commission on May 1, 1995.

                      SALOMON BROTHERS INVESTMENT SERIES




                   SUPPLEMENT DATED JANUARY 18, 1996 TO THE
                      PROSPECTUS DATED SEPTEMBER 7, 1995



       The information under the caption "Financial Highlights" is hereby supplemented with the following information:




FINANCIAL HIGHLIGHTS
SELECTED DATA PER SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD (b):
================================================================================





SALOMON BROTHERS TOTAL RETURN FUND





                                                      Class A         Class B         Class C        Class O
                                                      -------         -------         -------        -------
                                                               PERIOD ENDED DECEMBER 31, 1995 (a)
                                                                          (UNAUDITED)
                                                      ------------------------------------------------------
Net asset value, beginning of period                   $10.00           $10.00         $10.00         $10.00
                                                       ------           ------         ------         ------

   Net investment income+                                0.15             0.13           0.14           0.17
   Net realized and unrealized
    gains on investments                                 0.52             0.51           0.51           0.52
                                                       ------           ------         ------         ------
    Total from investment operations                     0.67             0.64           0.65           0.69
                                                       ------           ------         ------         ------

   Dividends from net investment income                 (0.11)           (0.09)         (0.08)         (0.11)
   Distributions from net realized
    gain on investments                                 (0.01)           (0.01)         (0.01)         (0.01)
                                                       ------           ------         ------         ------
    Total dividends and distributions                   (0.12)           (0.10)         (0.09)         (0.12)
                                                       ------           ------         ------         ------
Net asset value, end of period                         $10.55           $10.54         $10.56         $10.57
                                                       ======           ======         ======         ======

Net assets, end of period (thousands)                  $3,658           $5,378           $445         $4,494

Total return *                                          +6.7%            +6.4%          +6.5%          +6.9%
Ratios to average net assets:
   Expenses+                                             0.74%**          1.49%**        1.51%**        0.51%**
   Net investment income                                 4.82%**          4.06%**        4.26%**        5.30%**

Portfolio turnover rate                                    16%              16%            16%            16%

+Before waiver of management fee and expenses absorbed by Salomon Brothers Asset Management
Inc ("SBAM"), net investment income per share and expense ratios would have been:

   Net investment income per share                      $0.13            $0.11          $0.11          $0.15
   Expense ratio                                         1.45%**          2.19%**        2.22%**        1.22%**


----------------


(a) September 11, 1995, commencement of investment operations, through December 31, 1995



(b) Per share information calculated using the average shares outstanding method, which provides a better representation of results.



* Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.



**   Annualized.

                      SALOMON BROTHERS INVESTMENT SERIES
                             7 World Trade Center
                          New York, New York  10048
                                (800)SALOMON
                                (800)725-6666



                   SUPPLEMENT DATED JANUARY 18, 1996 TO THE
                     STATEMENT OF ADDITIONAL INFORMATION
                           DATED SEPTEMBER 7, 1995




       This Supplement to the Statement of Additional Information is not a propectus and is only authorized for distribution when preceded or accompanied by a Prospectus of the Funds. The following supplements the information contained in the Registrant's Statement of Additional Information dated September 7, 1995.






       The information under the caption "Financial Statements" is hereby supplemented with the following information:

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)



SALOMON BROTHERS TOTAL RETURN FUND
------------------------------------------------------------------------------------------------------------------

 SHARES     DESCRIPTION                                                                                    VALUE
------------------------------------------------------------------------------------------------------------------
            COMMON STOCKS - 43.2%
            BASIC INDUSTRIES - 3.5%
    6,000   Ball  . .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .   $       165,000
    1,600   Dow Chemical  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           112,600
    3,000   Dupont (E.I.) de Nemours  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           209,625
                                                                                                   ---------------
                                                                                                           487,225
                                                                                                   ---------------
            CAPITAL GOODS - 4.1%
    2,800   Boeing  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           219,450
    6,000   Deere   .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           211,500
    2,200   Textron .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           148,500
                                                                                                   ---------------
                                                                                                           579,450
                                                                                                   ---------------
            CONSUMER CYCLICALS - 4.7%
    4,000   Eastman Kodak .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           268,000
    6,000   Ford Motor .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           174,000
    5,100   May Department Stores  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           215,475
                                                                                                   ---------------
                                                                                                           657,475
                                                                                                   ---------------
            CONSUMER NON-CYCLICALS - 1.7%
    1,500   Philip Morris Companies   .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           135,750
    2,000   Tambrands  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .            95,500
                                                                                                   ---------------
                                                                                                           231,250
                                                                                                   ---------------
            ENERGY - 10.7%
    3,500   Amoco   .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           251,559
    3,000   Exxon   .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           240,375
    2,000   Mobil   .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           224,000
    1,000   Royal Dutch Petroleum, 5 Guilder   .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           141,125
    3,000   Texaco  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           235,500
    7,000   Ultramar   .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           180,250
    5,000   Williams Companies  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           219,375
                                                                                                   ---------------
                                                                                                         1,492,184
                                                                                                   ---------------
            FINANCIAL SERVICES - 7.3%
    2,500   American General    .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .            87,188
    7,000   Beacon Properties   .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           161,000
    3,300   Citicorp   .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           221,925
    6,200   Patriot American Hospitality    .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           159,650
    7,000   Prudential Reinsurance Holdings    .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           163,625
    4,200   UNUM    .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           231,000
                                                                                                   ---------------
                                                                                                         1,024,388
                                                                                                   ---------------
            HEALTH CARE - 2.9%
    1,200   American Home Products    .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           116,400
    5,200   SmithKline Beecham - ADR  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           288,600
                                                                                                   ---------------
                                                                                                           405,000
                                                                                                   ---------------

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)



SALOMON BROTHERS TOTAL RETURN FUND
------------------------------------------------------------------------------------------------------------------

 SHARES     DESCRIPTION                                                                                    VALUE
------------------------------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS & UTILITIES - 6.4%
    5,000   American Electric Power   .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .   $       202,500
    3,000   Ameritech  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           177,000
    4,600   BellSouth  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           200,100
    3,000   Boston Edison    .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .            88,500
    5,000   GTE  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           220,000
                                                                                                   ---------------
                                                                                                           888,100
                                                                                                   ---------------
            TRANSPORTATION - 1.9%
   18,000   Canadian National Railway    .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           270,000
                                                                                                   ---------------

            TOTAL COMMON STOCKS
              (cost $5,687,214)    .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .         6,035,072
                                                                                                   ---------------

            CONVERTIBLE PREFERRED STOCKS - 4.6%
            CAPITAL GOODS - 1.1%
    3,000   Browning-Ferris 7.25%, 6/30/98  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .            94,125
    4,000   Coopers Industries 6.00%, 01/01/99    .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .            55,000
                                                                                                   ---------------
                                                                                                           149,125
                                                                                                   ---------------
            CONSUMER CYCLICALS - 0.2%
    2,500   MascoTech, 07/01/97    .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .            31,250
                                                                                                   ---------------

            CONSUMER NON-CYCLICALS - 0.3%
    1,500   James River 9.00%, 07/01/98  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .            35,063
                                                                                                   ---------------

            ENERGY - 1.9%
    1,000   Ashland, 12/31/49   .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .            58,875
    1,000   Diamond Shamrock 5.00%, 12/31/49   .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .            55,375
    1,000   Tejas Gas 5.25%, 12/31/49    .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .            47,500
    2,000   Unocal 7.00%, 12/31/49    .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           107,250
                                                                                                   ---------------
                                                                                                           269,000
                                                                                                   ---------------
            MEDIA - 0.4%
    2,500   Times Mirror  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .            64,531
                                                                                                   ---------------

            TECHNOLOGY - 0.7%
    2,000   Elsag Bailey 5.50%, 12/31/49    .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           100,250
                                                                                                   ---------------


            TOTAL CONVERTIBLE PREFERRED STOCKS
              (cost $651,064)   .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           649,219
                                                                                                   ---------------


PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)



SALOMON BROTHERS TOTAL RETURN FUND
------------------------------------------------------------------------------------------------------------------

PRINCIPAL                                                           INTEREST          MATURITY
 AMOUNT     DESCRIPTION                                               RATE              DATE               VALUE
------------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS - 19.3%
            BASIC INDUSTRIES - 3.6%
$ 100,000   Acetex .  .  .  .  .  .  .  .  .  .  .  .  .  .  .        9.750 %          10/01/03    $       104,500
  100,000   Crown Paper  .  .  .  .  .  .  .  .  .  .  .  .  .       11.000            09/01/05             87,500
  200,000   International Semi-Technology (Zero coupon
              until 08/15/00, 11.50% thereafter) (a)   .  .  .       13.420            08/15/03            107,250
  100,000   RBX    .  .  .  .  .  .  .  .  .  .  .  .  .  .  .       11.250            10/15/05             99,000
  100,000   Silgan Holdings    .  .  .  .  .  .  .  .  .  .  .       11.750            06/15/02            107,000
                                                                                                   ---------------
                                                                                                           505,250
                                                                                                   ---------------
            CONSUMER CYCLICALS - 2.2%
  100,000   Cole National   .  .  .  .  .  .  .  .  .  .  .  .       11.250            10/01/01            100,250
  100,000   Grand Casinos   .  .  .  .  .  .  .  .  .  .  .  .       10.125            12/01/03            104,875
  100,000   Herff Jones  .  .  .  .  .  .  .  .  .  .  .  .  .       11.000            08/15/05            106,750
                                                                                                   ---------------
                                                                                                           311,875
                                                                                                   ---------------
            CONSUMER NON-CYCLICALS - 5.7%
  100,000   American Safety Razor .  .  .  .  .  .  .  .  .  .        9.875            08/01/05            101,750
  100,000   Bally's Grand   .  .  .  .  .  .  .  .  .  .  .  .       10.375            12/15/03            102,000
  100,000   Berry Plastics  .  .  .  .  .  .  .  .  .  .  .  .       12.250            04/15/04            107,500
  100,000   Carr-Gottstein Foods  .  .  .  .  .  .  .  .  .  .       12.000            11/15/05            101,000
  100,000   Jordan Industries  .  .  .  .  .  .  .  .  .  .  .       10.375            08/01/03             89,000
  100,000   Pathmark Stores .  .  .  .  .  .  .  .  .  .  .  .        9.625            05/01/03             97,250
  100,000   Samsonite .  .  .  .  .  .  .  .  .  .  .  .  .  .       11.125            07/15/05             96,000
  100,000   Selmer .  .  .  .  .  .  .  .  .  .  .  .  .  .  .       11.000            05/15/05             98,500
                                                                                                   ---------------
                                                                                                           793,000
                                                                                                   ---------------
            ENERGY - 0.7%
  100,000   Public Service Electric & Gas  .  .  .  .  .  .  .        6.500            05/01/04            100,598
                                                                                                   ---------------

            FINANCIAL SERVICES - 3.8%
   50,000   Commercial Credit  .  .  .  .  .  .  .  .  .  .  .        6.875            05/01/02             52,281
  100,000   Ford Motor Credit  .  .  .  .  .  .  .  .  .  .  .        8.200            02/15/02            110,758
  150,000   Household Finance  .  .  .  .  .  .  .  .  .  .  .        6.750            06/01/00            155,096
  100,000   Standard Credit Card Master Trust .  .  .  .  .  .        6.750            06/07/00            102,718
  100,000   USL Capital  .  .  .  .  .  .  .  .  .  .  .  .  .        8.125            02/15/00            107,878
                                                                                                   ---------------
                                                                                                           528,731
                                                                                                   ---------------
            MEDIA - 3.3%
  200,000   Diamond Cable (Zero coupon
              until 12/15/00, 11.750% thereafter) (a)  .  .  .       11.750            12/15/05            117,500
  200,000   Marcus Cable (Zero coupon
              until 12/15/00, 14.125% thereafter) (a)  .  .  .       12.921            12/15/05            136,000
  100,000   Rogers Cablesystems   .  .  .  .  .  .  .  .  .  .       10.000            12/01/07            107,750
  150,000   United International Holdings (a) .  .  .  .  .  .       13.187            11/15/99             93,000
                                                                                                   ---------------
                                                                                                           454,250
                                                                                                   ---------------
            TOTAL CORPORATE BONDS
              (cost $2,642,343)   .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .          2,693,704
                                                                                                   ---------------

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)



SALOMON BROTHERS TOTAL RETURN FUND
------------------------------------------------------------------------------------------------------------------

PRINCIPAL                                                           INTEREST          MATURITY
 AMOUNT     DESCRIPTION                                               RATE              DATE               VALUE
------------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT & AGENCY - 15.3%
$  48,636   Federal National Mortgage Association  .  .  .  .  .      6.500 %          10/01/10    $        48,894
  119,850   Federal National Mortgage Association  .  .  .  .  .      7.500            08/01/23            122,860
   97,811   Federal National Mortgage Association  .  .  .  .  .      7.000            09/01/25             98,637
   98,000   Federal National Mortgage Association  .  .  .  .  .      6.500            12/01/25             96,959
  150,000   U.S. Treasury Bond   .  .  .  .  .  .  .  .  .  .  .      7.625            02/15/25            183,422
  350,000   U.S. Treasury Note   .  .  .  .  .  .  .  .  .  .  .      7.750            01/31/00            380,188
  450,000   U.S. Treasury Note   .  .  .  .  .  .  .  .  .  .  .      5.750            10/31/00            456,467
  650,000   U.S. Treasury Note   .  .  .  .  .  .  .  .  .  .  .      7.875            11/15/04            752,375
                                                                                                   ---------------

            TOTAL U.S. GOVERNMENT & AGENCY
              (cost $2,096,216)  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .           2,139,802
                                                                                                   ---------------

            CONVERTIBLE CORPORATE BONDS - 7.0%
            BASIC INDUSTRIES - 3.5%
   50,000   Albany International .  .  .  .  .  .  .  .  .  .  .      5.250            03/15/02             44,500
   50,000   Allegheny Ludlum  .  .  .  .  .  .  .  .  .  .  .  .      5.875            03/15/02             51,500
  150,000   Exide    .  .  .  .  .  .  .  .  .  .  .  .  .  .  .      2.900            12/15/05            108,750
   75,000   Magna International  .  .  .  .  .  .  .  .  .  .  .      5.000            10/15/02             76,500
  150,000   Roche Holdings (a)   .  .  .  .  .  .  .  .  .  .  .      6.218            04/20/10             66,375
  100,000   RPM (a)  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .      5.110            09/30/12             42,875
  100,000   Unifi    .  .  .  .  .  .  .  .  .  .  .  .  .  .  .      6.000            03/15/02            100,500
                                                                                                   ---------------
                                                                                                           491,000
                                                                                                   ---------------
            CONSUMER CYCLICALS - 1.9%
  125,000   Federated Department Stores   .  .  .  .  .  .  .  .      5.000            10/01/03            124,688
   50,000   MascoTech   .  .  .  .  .  .  .  .  .  .  .  .  .  .      4.500            12/15/03             39,000
  125,000   Proffitt's  .  .  .  .  .  .  .  .  .  .  .  .  .  .      4.750            11/01/03            106,250
                                                                                                   ---------------
                                                                                                           269,938
                                                                                                   ---------------
            ENERGY - 0.4%
   50,000   Pennzoil .  .  .  .  .  .  .  .  .  .  .  .  .  .  .      4.750            10/01/03             50,625
                                                                                                   ---------------

            FINANCIAL SERVICES - 1.2%
  100,000   Liberty Property Trust  .  .  .  .  .  .  .  .  .  .      8.000            07/01/01            102,750
   50,000   Trenwick Group    .  .  .  .  .  .  .  .  .  .  .  .      6.000            12/15/99             57,750
                                                                                                   ---------------
                                                                                                           160,500
                                                                                                   ---------------

            TOTAL CONVERTIBLE CORPORATE BONDS
              (cost $962,876) .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .             972,063
                                                                                                   ---------------

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)



SALOMON BROTHERS TOTAL RETURN FUND
------------------------------------------------------------------------------------------------------------------

PRINCIPAL                                                           INTEREST          MATURITY
 AMOUNT     DESCRIPTION                                               RATE              DATE               VALUE
------------------------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS - 20.1%
$1,405,000  Repurchase Agreement dated 12/29/95, with
              J.P. Morgan, collaterallized by $1,077,000
              U.S. Treasury Bonds, 8.500%, due 02/15/20,
              valued at $1,433,756; proceeds: $1,405,898  .  .        5.750 %          01/02/96    $     1,405,000

 1,405,000  Repurchase Agreement dated 12/29/95, with
              Merrill Lynch, collaterallized by $1,415,000
              U.S. Treasury Notes, 5.625%, due 10/31/97,
              valued at $1,437,994; proceeds: $1,405,874  .  .        5.600            01/02/96          1,405,000
                                                                                                   ---------------

            TOTAL REPURCHASE AGREEMENTS
              (cost $2,810,000)   .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .          2,810,000
                                                                                                   ---------------

            TOTAL INVESTMENTS - 109.5%
              (cost $14,849,713)  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .         15,299,860

            Liabilities in excess of other assets - (9.5%)   .  .  .  .  .  .  .  .  .  .  .  .         (1,325,621)
                                                                                                   ---------------

            NET ASSETS -- 100%    .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .    $    13,974,239
                                                                                                   ===============



            ---------------

            (a) Zero or step coupon bond.  Interest rate shown reflects yield to maturity on date of purchase.

SALOMON BROTHERS TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)
==============================================================================

ASSETS:
  Investments, at value (Note A)                                   $12,489,860
  Repurchase agreements, at value and cost                           2,810,000
  Cash                                                                     784
  Receivable for fund shares sold                                      117,005
  Interest and dividends receivable                                    105,572
  Deferred organization expense                                         89,854
  Net receivable from investment advisor                                 4,346
  Other assets and receivables                                           6,578
                                                                   -----------
    Total assets                                                    15,623,999
                                                                   -----------

LIABILITIES:
  Payable for:
   Securities purchased                                              1,562,019
   Dividends and distributions declared                                 77,289
   Service and distribution fees                                         5,055
   Fund shares redeemed                                                    901
  Accrued expenses                                                       4,496
                                                                   -----------
    Total Liabilities                                                1,649,760
                                                                   -----------
NET ASSETS:                                                        $13,974,239
                                                                   ===========

NET ASSETS CONSIST OF:
  Paid-in capital                                                  $13,514,968
  Distributions in excess of net investment income                      (1,185)
  Accumulated net realized gain on investments                          10,309
  Net unrealized appreciation on investments                           450,147
                                                                   -----------
NET ASSETS:                                                        $13,974,239
                                                                   ===========
    CLASS A                                                        $ 3,658,044
                                                                   ===========
    CLASS B                                                        $ 5,378,037
                                                                   ===========
    CLASS C                                                        $   444,641
                                                                   ===========
    CLASS O                                                        $ 4,493,517
                                                                   ===========

SHARES OUTSTANDING:

    CLASS A                                                            346,685
                                                                   ===========
    CLASS B                                                            510,399
                                                                   ===========
    CLASS C                                                             42,109
                                                                   ===========
    CLASS O                                                            425,125
                                                                   ===========

NET ASSET VALUE:

    CLASS A SHARES
    Net asset value and redemption price per share                      $10.55
    Maximum offering price per share (based on                     ===========
     maximum front end sales charge of 4.75%)                           $11.08
                                                                   ===========
    CLASS B SHARES
    Net asset value and offering price *                                $10.54
                                                                   ===========

    CLASS C SHARES
    Net asset value and offering price *                                $10.56
                                                                   ===========

    CLASS O SHARES
    Net asset value, offering price and
     redemption price per share                                         $10.57
                                                                   ===========

Note A:  Cost of investments                                       $12,039,713



* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

SALOMON BROTHERS TOTAL RETURN FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1995 * (UNAUDITED)
===================================================================


INCOME:

  Interest                                               $  116,200
  Dividends                                                  39,659
                                                         ----------
                                                            155,859
EXPENSES:
  Management fee                                             15,069
  Amortization of organization expenses                       5,868
  Custody and administration fees                             4,302
  Shareholder services                                        2,000
  Directors' fees and expenses                                1,375
  Other                                                       4,500
                                                         ----------
                                                             33,114
  Management fee waived and expenses
   absorbed by investment advisor                           (19,415)
                                                         ----------
                                                             13,699
  Distribution and service fees:
   Class A Shares                                             1,287
   Class B Shares                                             7,696
   Class C Shares                                             1,086
                                                         ----------
  Net expenses                                               23,768
                                                         ----------
NET INVESTMENT INCOME                                       132,091
                                                         ----------

REALIZED AND UNREALIZED GAIN:

  Net realized gain on investments                           24,049
  Net change in unrealized appreciation on investments      450,147
                                                         ----------

NET REALIZED AND UNREALIZED GAIN                            474,196
                                                         ----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                              $  606,287
                                                         ==========





* Fund's commencement of investment operations was September 11, 1995.

SALOMON BROTHERS TOTAL RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 1995 * (UNAUDITED)
================================================================================

CHANGE IN NET ASSETS FROM:

OPERATIONS:
   Net investment income                                            $    132,091
   Net realized gain on investments                                       24,049
   Net change in unrealized appreciation on investments                  450,147
                                                                    ------------
   Net increase in net assets resulting from operations                  606,287
                                                                    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
    Class A                                                              (36,044)
    Class B                                                              (47,544)
    Class C                                                               (3,496)
    Class O                                                              (46,192)
                                                                    ------------
                                                                        (133,276)
                                                                    ------------
   Distributions from net realized gains:
    Class A                                                               (3,580)
    Class B                                                               (5,288)
    Class C                                                                 (438)
    Class O                                                               (4,434)
                                                                    ------------
                                                                         (13,740)
                                                                    ------------

NET FUND CAPITAL SHARE TRANSACTIONS:
    Class A                                                            3,580,176
    Class B                                                            5,255,708
    Class C                                                              424,084
    Class O                                                            4,250,000
                                                                    ------------
     Net increase in net assets derived from share transactions       13,509,968
                                                                    ------------

NET CHANGE IN NET ASSETS                                              13,969,239
NET ASSETS:
   Beginning of period                                                     5,000
                                                                    ------------
   End of period                                                    $ 13,974,239
                                                                    ============




*  Fund's commencement of investment operations was September 11, 1995.

FINANCIAL HIGHLIGHTS
SELECTED DATA PER SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD (b):
================================================================================





SALOMON BROTHERS TOTAL RETURN FUND





                                                      Class A         Class B         Class C        Class O
                                                      -------         -------         -------        -------
                                                               PERIOD ENDED DECEMBER 31, 1995 (a)
                                                                          (UNAUDITED)
                                                      ------------------------------------------------------
Net asset value, beginning of period                   $10.00           $10.00         $10.00         $10.00
                                                       ------           ------         ------         ------

   Net investment income+                                0.15             0.13           0.14           0.17
   Net realized and unrealized
    gains on investments                                 0.52             0.51           0.51           0.52
                                                       ------           ------         ------         ------
    Total from investment operations                     0.67             0.64           0.65           0.69
                                                       ------           ------         ------         ------

   Dividends from net investment income                 (0.11)           (0.09)         (0.08)         (0.11)
   Distributions from net realized
    gain on investments                                 (0.01)           (0.01)         (0.01)         (0.01)
                                                       ------           ------         ------         ------
    Total dividends and distributions                   (0.12)           (0.10)         (0.09)         (0.12)
                                                       ------           ------         ------         ------
Net asset value, end of period                         $10.55           $10.54         $10.56         $10.57
                                                       ======           ======         ======         ======

Net assets, end of period (thousands)                  $3,658           $5,378           $445         $4,494

Total return *                                          +6.7%            +6.4%          +6.5%          +6.9%
Ratios to average net assets:
   Expenses+                                             0.74%**          1.49%**        1.51%**        0.51%**
   Net investment income                                 4.82%**          4.06%**        4.26%**        5.30%**

Portfolio turnover rate                                    16%              16%            16%            16%

+Before waiver of management fee and expenses absorbed by Salomon Brothers Asset Management
Inc ("SBAM"), net investment income per share and expense ratios would have been:

   Net investment income per share                      $0.13            $0.11          $0.11          $0.15
   Expense ratio                                         1.45%**          2.19%**        2.22%**        1.22%**


----------------


(a) September 11, 1995, commencement of investment operations, through December 31, 1995



(b) Per share information calculated using the average shares outstanding method, which provides a better representation of results.



* Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.



**   Annualized.

                       SALOMON BROTHERS SERIES FUNDS INC


                          PART C.  OTHER INFORMATION



Item 24.        Financial Statements and Exhibits


     (a)        Financial Statements included in Part A:


                For the Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers U.S. Treasury Securities Money Market Fund, Salomon Brothers Cash Management Fund, the Salomon Brothers New York Municipal Bond Fund, the Salomon Brothers National Intermediate Municipal Fund, the Salomon Brothers U.S. Government Income Fund, the Salomon Brothers High Yield Bond Fund, the Salomon Brothers Strategic Bond Fund, the Salomon Brothers Total Return Fund, and the Salomon Brothers Investors Fund Inc:


                Selected Per Share Data and Ratios for the specified periods for each Fund are presented under the heading "Financial Highlights" in the Prospectus

Financial Statements included in Part B:

(i) Salomon Brothers Series Funds Inc

Audited


For Salomon Brothers Cash Management Fund, Salomon Brothers U.S. Treasury Securities Money Market Fund, Salomon Brothers New York Municipal Bond Fund and Salomon Brothers New York Municipal Money Market Fund:



Portfolio of Investments at December 31, 1994
Statement of Assets and Liabilities at December 31, 1994
Statement of Operations for the year ended December 31, 1994
Statement of Changes in Net Assets for the years ended December 31, 1994 and
1993
Financial Highlights for the years ended December 31, 1994, 1993, 1992 and 1991 and the period from October 2, 1990 (commencement of operations) through December 31, 1990 (for the Salomon Brothers Cash Management Fund and Salomon Brothers New York Municipal Money Market Fund)



Financial Highlights for the years ended December 31, 1994, 1993, 1992 and 1991 and the period from December 7, 1990 (commencement of operations) through December 31, 1990 (for Salomon Brothers U.S. Treasury Securities Money Market
Fund)
Financial Highlights for the year ended December 31, 1994 and the period from February 1, 1993 (commencement of operations) through December 31, 1993 (for Salomon Brothers New York Municipal Bond Fund)



Notes to Financial Statements for Salomon Brothers Series Fund Inc



Report of Independent Accountants



For Salomon Brothers Total Return Fund:



      Statement of Assets and Liabilities at July 13, 1995

      Notes to Financial Statement

      Report of Independent Accountants






Unaudited



For Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Bond Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund and Salomon Brothers Strategic Bond Fund:



      Portfolio of Investments at June 30, 1995 (unaudited)



      Statements of Assets and Liabilities at June 30, 1995 (unaudited)



      Statements of Operations for the six months ended June 30, 1995 for the Cash Management Fund and New York Municipal Bond Fund (unaudited)



      Statements of Operations for the period from February 22, 1995 (commencement of operations) through June 30, 1995 (unaudited) for the National Intermediate Municipal Fund, U.S. Government Income Fund, High Yield Bond Fund and Strategic Bond Fund



      Statements of Changes in Net Assets for the six months ended June 30, 1995 for the Cash Management Fund and New York Municipal Bond Fund (unaudited)



      Statements of Changes in Net Assets for the period from February 22, 1995 (commencement of operations) through June 30, 1995 (unaudited) for the National Intermediate Municipal Fund, U.S. Government Income Fund, High Yield Bond Fund and Strategic Bond Fund



      Statements of Changes in Net Assets for the year ended December 31, 1994



      Notes to Financial Statements for Salomon Brothers Series Funds Inc (unaudited)



      Financial Highlights for the period ended June 30, 1995 (unaudited)



For the Salomon Brothers New York Municipal Money Market Fund and Salomon Brothers U.S. Treasury Securities Money Market Fund:



      Portfolio of Investments at June 30, 1995 (unaudited)



      Statements of Assets and Liabilities at June 30, 1995 (unaudited)


      Statements of Operations for the six months ended June 30, 1995
      (unaudited)


      Statements of Changes in Net Assets for the six months ended June 30, 1995 (unaudited) and for the year ended December 31, 1994



      Financial Highlights for the six months ended June 30, 1995 (unaudited), the years ended December 31, 1994, 1993, 1992, 1991 and the period from October 2, 1990 (commencement of investment operations) through December 31, 1990 for the Salomon Brothers New York Municipal Money Market Fund



      Financial Highlights for the six months ended June 30, 1995 (unaudited), the years ended December 31, 1994, 1993, 1992, 1991 and the period from December 7, 1990 (commencement of investment operations) through December 31, 1990 for the Salomon Brothers U.S. Treasury Securities Money Market Fund



      Notes to Financial Statements for Salomon Brothers Series Funds Inc (unaudited)



For Salomon Brothers Total Return Fund:
      Portfolio of Investments at December 31, 1995 (unaudited)
      Statement of Assets and Liabilities at December 31, 1995 (unaudited) Statement of Operations for the period ended December 31, 1995 (unaudited) Statement of Changes in Net Assets for the period ended December 31, 1995 (unaudited)
      Financial Highlights for the period ended December 31, 1995 (unaudited)



(ii)  Salomon Brothers Investors Fund Inc:



Audited



      Statement of Net Assets at December 31, 1994



      Statement of Operations for the year ended December 31, 1994



      Statement of Changes in Net Assets for the years ended December 31, 1994 and 1993



      Notes to Financial Statements for Salomon Brothers Investors Fund Inc



      Financial Highlights for the years ended December 31, 1994, 1993, 1992, 1991, 1990, 1989, 1988, 1987, 1986 and 1985



      Report of Independent Accountants



Unaudited



      Portfolio of Investments at June 30, 1995 (unaudited)



      Statements of Assets and Liabilities at June 30, 1995 (unaudited)



      Statements of Operations for the period from January 1, 1995 through June 30, 1995 (unaudited)



      Statement of Changes in Net Assets for the period from Jaunary 1, 1995 through June 30, 1995 (unaudited)



      Financial Highlights for the period from January 1, 1995 through June 30, 1995 (unaudited)



      Notes to Financial Statements for Salomon Brothers Investors Funds Inc (unaudited)

(b)     Exhibits:



Exhibit
Number          Description
-------         -----------
1(a)    --      Articles of Incorporation of Registrant (filed as Exhibit 1 to the Registration Statement on Form N-1A (File Nos. 33-34423 and 811-06087) and incorporated herein by reference).

1(b)    --      Articles Supplementary (filed as Exhibit 1(b) to Post-Effective
                Amendment No. 6 to the Registration Statement on Form N-1A and incorporated herein by reference).

1(c)    --      Articles Supplementary (filed as Exhibit 1(c) to Post-Effective
                Amendment No. 6 to the Registration Statement on Form N-1A and incorporated herein by reference).

1(d)    --      Form of Registrant's Articles of Amendment (filed as Exhibit
                1(d) to Post-Effective Amendment No. 12 to the Registration
                Statement on Form N-1A and incorporated herein by reference).

1(e)    --      Form of Articles Supplementary (filed as Exhibit 1(e) to
                Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A and incorporated herein by reference).


1(f)    --      Form of Articles Supplementary (filed as Exhibit 1(f) to
                Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A and incorporated herein by reference).


2(a)    --      Registrant's By-Laws (filed as Exhibit 2 to the Registration
                Statement on Form N-1A (File Nos. 33-34423 and 811-06087) and incorporated herein by reference).

3       --      None.

4(a)    --      Form of Stock Certificate for shares of Class A Stock (filed as Exhibit 4(a) to Post-Effective Amendment No. 2 to the
                Registration Statement on Form N-1A (File Nos. 33-34423 and
                811-06087) and incorporated herein by reference).

4(b)    --      Form of Stock Certificate for shares of Class B Stock (filed as Exhibit 4(b) to Post-Effective Amendment No. 2 to the
                Registration Statement on Form N-1A (File Nos. 33-34423 and
                811-06087) and incorporated herein by reference).

4(c)    --      Form of Stock Certificate for shares of Class C Stock (filed as Exhibit 4(c) to Post-Effective Amendment No. 2 to the
                Registration Statement on Form N-1A (File Nos. 33-34423 and
                811-06087) incorporated herein by reference).

4(d)    --      Form of Stock Certificate for shares of Class D Stock (filed as Exhibit 4(d) to Post-Effective Amendment No. 6 to the
                Registration Statement on Form N-1A and incorporated herein by reference).

4(e)    --      Forms of Specimen Stock Certificates:  for Cash Management
                Fund - A, New York Municipal Bond Fund - A, National
                Intermediate Municipal Fund - A, U.S. Government Income Fund -
                A,  High Yield Bond Fund - A, Strategic Bond Fund - A, Cash
                Management Fund - B, New York Municipal Bond Fund - B, National
                Intermediate Municipal Fund - B, U.S. Government Income Fund -
                B, High Yield Bond Fund - B, Strategic Bond Fund - B, Cash
                Management Fund - C, New York Municipal Bond Fund - C, National
                Intermediate Municipal Fund - C, U.S. Government Income Fund -
                C, High Yield Bond Fund - C and Strategic Bond Fund - C, Cash
                Management Fund - O, New York Municipal Bond Fund - O, National
                Intermediate Municipal Fund - O, U.S. Government Income Fund -
                O, High Yield Bond Fund - O, Strategic Bond Fund - O (filed as
                Exhibit 4(e) to Post-Effective Amendment No. 12 to the
                Registration Statement on Form N-1A and incorporated herein by reference).


4(f)    --      Forms of Specimen Stock Certificates for Total Return Fund - A,
                Total Return Fund - B, Total Return Fund - C, and Total Return
                Fund - O (filed as Exhibit 4(f) to Post-Effective Amendment
                No. 15 to the Registration Statement on Form N-1A and incorporated herein by reference).


5(a)    --      Management Contract between Registrant and Salomon Brothers
                Asset Management Inc dated September 27, 1990 relating to the
                Salomon Brothers Cash Management Fund and the Salomon Brothers
                New York Municipal Money Market Fund (filed as Exhibit 5(a) to
                Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A and incorporated herein by reference).

5(b)    --      Management Contract between Registrant and Salomon Brothers
                Asset Management Inc dated December 7, 1990 relating to the
                Salomon Brothers U.S. Treasury Securities Money Market Fund
                (filed as Exhibit 5 to Post-Effective Amendment No. 5 to the
                Registration Statement on Form N-1A and incorporated herein by reference).

5(c)    --      Management Contract between Registrant and Salomon Brothers
                Asset Management Inc dated December 8, 1992 relating to the
                Salomon Brothers New York Municipal Bond Fund (filed as
                Exhibit 5(c) to Post-Effective Amendment No. 7 to the
                Registration Statement on Form N-1A and incorporated herein by reference).

5(d)    --      Form of Management Contract between Registrant and Salomon
                Brothers Asset Management Inc relating to the Salomon Brothers
                National Intermediate Municipal Fund (filed as Exhibit 5(d) to
                Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A and incorporated herein by reference).

5(e)    --      Form of Management Contract between Registrant and Salomon
                Brothers Asset Management Inc relating to the Salomon Brothers
                U.S. Government Income Fund (filed as Exhibit 5(e) to
                Post-Effective Amendment No. 12 to the Registration Statement on
                Form N-1A and incorporated herein by reference).

5(f)    --      Form of Management Contract between Registrant and
                Salomon Brothers Asset Management Inc relating to the
                Salomon Brothers High Yield Bond Fund (filed as Exhibit 5(f) to
                Post-Effective Amendment No. 12 to the Registration Statement on
                Form N-1A and incorporated herein by reference).

5(g)    --      Form of Management Contract between Registrant and
                Salomon Brothers Asset Management Inc relating to the
                Salomon Brothers Strategic Bond Fund (filed as Exhibit 5(g) to
                Post-Effective Amendment No. 12 to the Registration Statement on
                Form N-1A and incorporated herein by reference).

5(h)    --      Form of Subadvisory Consulting Agreement between Salomon
                Brothers Asset Management Inc and Salomon Brothers Asset
                Management Limited relating to the Strategic Bond Fund (filed as
                Exhibit 5(h) to Post-Effective Amendment No. 12 to the
                Registration Statement on Form N-1A and incorporated herein by reference).


5(i)    --      Form of Management Contract between Registrant and Salomon
                Brothers Asset Management Inc relating to the Salomon Brothers
                Total Return Fund (filed as Exhibit 5(i) to Post-Effective
                Amendment No. 15 to the Registration Statement on Form N-1A and incorporated herein by reference).


6(a)    --      Distribution Agreement between Registrant and Salomon
                Brothers Inc dated September 27, 1990 (filed as Exhibit 6 to
                Post-Effective Amendment No. 5 to the Registration Statement on
                Form N-1A and incorporated herein by reference).

6(b)    --      Distribution Agreement between Registrant and Salomon Brothers
                Inc dated December 7, 1990 relating to the Salomon Brothers
                U.S. Treasury Money Market Fund (filed as Exhibit 6 to
                Post-Effective Amendment No. 5 on Form N-1A and incorporated herein by reference).

6(c)    --      Distribution Agreement between Registrant and Salomon Brothers
                Inc dated December 8, 1992 relating to the New York Municipal
                Bond Fund (filed as Exhibit 6(c) to Post-Effective Amendment
                No. 7 to the Registration Statement on Form N-1A and incorporated herein by reference).

6(d)    --      Distribution Agreement between Registrant and AMT Capital
                Services, Inc. dated June 18, 1993 relating to the Salomon
                Brothers New York Municipal Money Market Fund and the Salomon
                Brothers New York Municipal Bond Fund (filed as Exhibit 6(d) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A and incorporated herein by reference).

6(e)    --      Form of Distribution Agreement between Registrant and Salomon
                Brothers Inc relating to Salomon Brothers National Intermediate
                Municipal Fund, Salomon Brothers U.S. Government Income Fund,
                Salomon Brothers High Yield Bond Fund and Salomon Brothers
                Strategic Bond Fund (filed as Exhibit 6(e) to Post-Effective
                Amendment No. 12 to the Registration Statement on Form N-1A and incorporated herein by reference).


6(f)    --      Form of Distribution Agreement between Registrant and Salomon
                Brothers Inc relating to Salomon Brothers Total Return Fund
                (filed as Exhibit 6(f) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A and incorporated herein by reference).

7       --      None.

8(a)    --      Custody Agreement between Registrant and Boston Safe Deposit and Trust Company (filed as Exhibit 8 to Post-Effective
                Amendment No. 4 to the Registration Statement on Form N-1A (File
                Nos. 33-34423 and 811-06087) and incorporated herein by reference).

8(b)    --      Form of Custodian Agreement between Registrant and Investors
                Bank & Trust Company (filed as Exhibit 8(b) to Post-Effective
                Amendment No. 12 to the Registration Statement on Form N-1A and incorporated herein by reference).

9(a)    --      Transfer Agency Agreement between Registrant and The
                Shareholder Services Group, Inc. (filed as Exhibit 9(a) to
                Post-Effective Amendment No. 5 to the Registration Statement on
                Form N-1A and incorporated herein by reference).

9(b)    --      Administration Agreement between Registrant and The
                Boston Company Advisors, Inc. (filed as Exhibit 9(a) to
                Post-Effective Amendment No. 4 to the Registration Statement on
                Form N-1A (File Nos. 33-34423 and 811-06087) and incorporated herein by reference).

9(c)    --      Form of Administration Agreement between Registrant and
                Investors Bank & Trust Company (filed as Exhibit 9(c) to
                Post-Effective Amendment No. 12 to the Registration Statement on
                Form N-1A and incorporated herein by reference).

9(d)    --      Form of Amendment to Transfer Agency Agreement between
                Registrant and The Shareholders Services Group, Inc (filed as
                Exhibit 9(d) to Post-Effective Amendment No. 12 to the
                Registration Statement on Form N-1A and incorporated herein by reference).


10      --      Opinion and Consent of Counsel of Piper & Marbury, LLP as to
                the Legality of Securities Being Registered (filed as
                Exhibit 10 to Post-Effective Amendment No. 15 to the
                Registration Statement on Form N-1A and incorporated herein by reference).


11      --      Consents of Independent Accountants.

12      --      None.

13(a)  --       Share Purchase Agreement (filed as Exhibit 13 to
                Post-Effective Amendment No. 5 to the Registration Statement on
                Form N-1A (File Nos. 33-34423 and 811-06087) and incorporated herein by reference).

13(b)  --       Form of Share Purchase Agreement relating to Salomon
                Brothers New York Municipal Bond Fund, Salomon Brothers
                National Intermediate Municipal Fund, Salomon Brothers U.S.
                Government Income Fund, Salomon Brothers High Yield Bond Fund and the Strategic Bond Fund (filed as Exhibit 13(b) to
                Post-Effective Amendment No. 12 to the Registration Statement on
                Form N-1A and incorporated herein by reference).


13(c)   --      Form of Share Purchase Agreement Relating to Salomon Brothers
                Total Return Fund (filed as Exhibit 13(c) to Post-Effective
                Amendment No. 15 to the Registration Statement on Form N-1A and incorporated herein by reference).


14      --      None.

15(a)   --      Form of Services and Distribution Plan for Salomon
                Brothers New York Municipal Bond Fund, Salomon Brothers
                National Intermediate Municipal Fund, Salomon Brothers U.S.
                Government Income Fund, Salomon Brothers High Yield Bond Fund and Salomon Brothers Strategic Bond Fund (filed as Exhibit 15(a) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A and incorporated herein by reference).


15(b)   --      Form of Services and Distribution Plan for Salomon Brothers
                Total Return Fund (filed as Exhibit 15(b) to Post-Effective
                Amendment No. 15 to the Registration Statement on Form N-1A and incorporated herein by reference).


16(a)   --      Performance Data (filed as Exhibit 16 to
                Post-Effective Amendment No. 4 to the Registration
                Statement on Form N-1A (File Nos. 33-34423 and 811-06087) and incorporated herein by reference).

16(b)   --      Schedule of Performance Data for Class A, Class B,
                Class C  and Class O Shares for Salomon Brothers New
                York Municipal Bond Fund (filed as Exhibit 16(b) to
                Post-Effective Amendment No. 12 to the Registration Statement on
                Form N-1A and incorporated herein by reference).


17(a)   --      Financial Data Schedule for Salomon Brothers Cash Management
                Fund, Salomon Brothers New York Municipal Bond Fund, Salomon
                Brothers National Intermediate Municipal Fund, Salomon Brothers
                U.S. Government Income Fund, Salomon Brothers High Yield Bond
                Fund, Salomon Brothers Strategic Bond Fund and Salomon Brothers
                Investors Fund Inc (filed as Exhibit 17 to Post-Effective
                Amendment No. 15 to the Registration Statement on Form N-1A and incorporated herein by reference).



17(b)   --      Financial Data Schedule for Salomon Brothers Total Return Fund
                is filed herein.



18      --      Form of Application and Signature Card for Salomon Brothers
                Investment Series (filed as Exhibit 18 to Post-Effective
                Amendment No. 13 to the Registration Statement Form N-1A and incorporated herein by reference).


18(a) Powers of Attorney (filed as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement on Form
                N-1A (File Nos. 33-34423 and 811-06087) and incorporated herein by reference).


18(b)   --      Powers of Attorney of Carol L. Colman and Daniel P.
                Cronin (filed as an Exhibit to Post-Effective Amendment
                No. 11 to the Registration Statement on Form N-1A (File Nos.
                33-34423 and 811-06087) and incorporated herein by reference).



18(c)   --      Powers of Attorney of Carol L. Colman, Daniel P. Cronin and
                Charles F. Barber (filed as Exhibit 18(c) to Post-Effective
                Amendment No. 13 to the Registration Statement on Form N-1A
                (File Nos. 33-34423 and 811-06087) and incorporated herein by reference).



18(d)   --      Form of Multiclass Plan Pursuant to Rule 18f-3 Under the
                Investment Company Act of 1940 for the Salomon Brothers Series
                Funds Inc (filed as Exhibit 18(d) to Post-Effective Amendment
                No. 13 to the Registration Statement on Form N-1A (File Nos.
                33-34423 and 811-06087) and incorporated herein by reference).



Item 25.        Persons Controlled by or under Common Control with Registrant.
                Salomon Brothers Holding Company Inc (SBH"), owns a substantial amount of the outstanding shares of the National Intermediate Municipal Fund, U.S. Government Income Fund, High Yield Bond Fund, Strategic Bond Fund and Total Return Fund and consequently is a controlling person of such Funds. SBH owns the outstanding shares of SBAM, Salomon Brothers Inc and certain of their affiliates.

Item 26.        Number of Holders of Securities



                                                                Number of
                                                                Record
                Title of Class                                  Holders at
                --------------                                  January 15, 1996
                                                                -------------
Shares of Salomon Brothers Cash
Management Fund, par value
$.001 per share
    Class A                                                         25
    Class B                                                          4
    Class C                                                         14
    Class O                                                        129

Shares of Salomon Brothers New
York Municipal Money Market
Fund, par value $.001 per share                                    838

Shares of Salomon Brothers U.S.
Treasury Securities Money Market
Fund, par value $.001 per share                                    108

Shares of Salomon Brothers New
York Municipal Bond Fund, par
value $.001 per share
    Class A                                                          5
    Class B                                                          6
    Class C                                                          1
    Class O                                                         73

Shares of Salomon Brothers
Investors Fund, par value $1.00
per share
    Class A                                                         21
    Class B                                                         29
    Class C                                                          5
    Class O                                                     16,437

Shares of Salomon Brothers
National Intermediate Municipal
Fund, par value $.001 per share
    Class A                                                      1,086
    Class B                                                          6
    Class C                                                          2
    Class O                                                          2

Shares of Salomon Brothers U.S.
Government Income Fund, par
value $.001 per share
    Class A                                                      1,087
    Class B                                                          8
    Class C                                                          2
    Class O                                                          1

Shares of Salomon Brother
High Yield Bond Fund, par
value $.001 per share
    Class A                                                      1,391
    Class B                                                        453
    Class C                                                         47
    Class O                                                          4

Shares of Salomon Brothers
Strategic Bond Fund, par
value $.001 per share
    Class A                                                      1,115
    Class B                                                        110
    Class C                                                         18
    Class O                                                          2

Shares of Salomon Brothers
Total Return Fund, par
value $.001 per share
    Class A                                                      1,345
    Class B                                                        380
    Class C                                                         19
    Class O                                                          2


Item 27.        Indemnification.

        Reference is made to Article VII of Registrant's Articles of Incorporation, Article IV of Registrant's By-Laws and Section 4 of the Distribution Agreements between the Registrant and Salomon Brothers Inc.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.        Business and Other Connections
                of Investment Adviser.

The list required by this Item 28 of officers and directors of SBAM and Salomon Brothers Asset Management Limited ("SBAM Limited"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of their respective FORM ADV filed by SBAM and SBAM Limited, respectively, pursuant to the Advisers Act (SEC File Nos. 801-32046 and 801-43335, respectively).


Item 29.        Principal Underwriter.


(a) Salomon Brothers Inc ("Salomon Brothers") currently acts as distributor for, in addition to the Registrant, Salomon Brothers
Capital Fund Inc, Salomon Brothers Investors Fund Inc and
Salomon Brothers Opportunity Fund Inc.

(b) The information required by this Item 29 with respect to each director, officer or partner of Salomon Brothers is incorporated by reference to Schedule A of Form BD filed by Salomon Brothers pursuant to the Securities Exchange Act of 1934
(SEC File No. 8-26920).

(c)  Not applicable.

Item 30.        Location of Accounts and Records.

                (1)     Salomon Brothers Asset Management Inc
                        7 World Trade Center
                        New York, New York 10048

                (2)     Investors Bank & Trust Company
                        89 South Street
                        Boston, Massachusetts 02111

                (3)     The Shareholder Services Group, Inc.
                        One Exchange Place
                        Boston, Massachusetts 02109




Item 31.        Management Services.

                Not applicable.

Item 32.        Undertakings.

                (a)     Not applicable.


                (b)     Not applicable.


                (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                (d) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of Registrant's directors when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under Section 16(c) of the Investment Company Act of 1940, as amended.

                                  SIGNATURES




       Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on this 17th day of January, 1996.



                                     SALOMON BROTHERS SERIES FUNDS INC
                                     (Registrant)





                                     By: /s/ MICHAEL S. HYLAND
                                        ---------------------------------
                                             Michael S. Hyland, President



       Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




Signature                         Title                       Date
---------                         -----                       ----

/s/ MICHAEL S. HYLAND             President and Director      January 17, 1996
------------------------------    (Principal Executive
Michael S. Hyland                 Officer)


/s/ ALAN M. MANDEL                Treasurer                   January 17, 1996
------------------------------    (Principal Financial
Alan M. Mandel                    and Accounting Officer)


               *                  Director                    January 17, 1996
------------------------------
Charles F. Barber


               *                  Director                    January 17, 1996
------------------------------
Carol L. Colman


               *                  Director                    January 17, 1996
------------------------------
Daniel P. Cronin


*By: /s/ ALAN M. MANDEL
    --------------------------
   Alan M. Mandel
   Attorney-in-Fact

                       SALOMON BROTHERS SERIES FUNDS INC

                               INDEX TO EXHIBITS



Exhibit
Number          Description of Exhibit
------          ----------------------

11              Consents of Independent
                Accountants


17(b)           Financial Data Schedule for
                Salomon Brothers Total Return
                Fund